Employee Benefit Plans - Weighted Average Discount Rate Used to Determine the Net Periodic Postretirement Benefit Costs (Details) - Other Postretirement Benefit Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net periodic postretirement benefit costs	3.90%	3.45%
Accumulated postretirement benefit obligations	2.92%	3.90%